FINANCIAL INSTRUMENTS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of consolidated financial instruments

	2024	2023
Assets
Amortized cost
Cash and cash equivalents (note 21.1)	28,595.7	16,059.0
Trade receivables excluding prepaid expenses	8,140.2	7,566.7
Investment securities (note 21.2)	256.0	242.2
Subtotal	36,991.9	23,867.9
Fair value through profit or loss
Investment securities (note 21.2)	1,170.5	277.2
Derivatives hedges (note 28)	1,218.6	379.7
Subtotal	2,389.1	656.9
Total assets	39,381.0	24,524.8

Liabilities
Amortized cost
Trade payables (note 26)	25,551.2	23,502.4
Interest-bearing loans and borrowing (note 23)	3,452.7	3,501.1
Other liabilities	3,044.3	2,129.6
Subtotal	32,048.2	29,133.1
Fair value through profit or loss
Put options granted on subsidiaries (i)	1,184.2	2,791.1
Derivatives hedges (note 28)	211.4	763.1
Other liabilities	300.5	272.6
Subtotal	1,696.1	3,826.8
Total liabilities	33,744.3	32,959.9

(i)

Put options granted on subsidiaries: the Company constituted a liability related to the acquisition of a non-controlling interest in the operations in the Dominican Republic. This financial instrument was denominated in US Dollars for Tranche A, which was exercised in January 2024, and remains denominated Dominican Pesos for Tranche B. The instrument is recorded by an entity whose functional currency is the Brazilian Real. The Company assigned this financial instrument as a hedging instrument for a portion of its net assets located in subsidiaries whose functional currency is either the US Dollar or the Dominican Peso, in such a manner that the hedge result can be recorded in other comprehensive income of the group, in line with the results from the hedged items.

Schedule of financial risk management

2024
			Fair Value		Gains/(Losses)
Hedge position	Risk	Notional	Assets	Liabilities	Financial Results	Operational Result	Equity
					Forward element	Spot element	Hedge accounting effect

Cost		16,309.2	1,202.3	(211.3)	(990.9)	952.6	1,535.5
	Commodities	5,027.0	127.9	(204.1)	(619.7)	167.4	346.9
	US Dollars	11,282.2	1,074.4	(6.8)	(373.9)	784.1	1,188.3
	Euros	-	-	-	(0.2)	0.7	0.5
	Mexican Pesos	-	-	(0.4)	2.9	0.4	(0.2)

Imports of fixed assets		207.9	10.1	(0.1)	(5.5)	11.5	20.6
	US Dollars	207.9	10.1	(0.1)	(5.5)	11.5	20.6

Expenses		57.5	3.5	-	(1.7)	3.1	5.8
	US Dollars	57.5	3.5	-	(1.7)	3.1	5.8

Financial assets		-	2.7	-	(91.4)	-	-
	US Dollars	-	2.7	-	(91.4)	-	-
At December 31, 2024		16,574.6	1,218.6	(211.4)	(1,089.5)	967.2	1,561.9

	2023
			Fair Value		Gains/(Losses)
Hedge position	Risk	Notional	Assets	Liabilities	Financial Results	Operational Result	Equity
					Forward element	Spot element	Hedge accounting effect

Cost		17,374.2	379.5	(742.0)	(1,639.6)	34.6	(285.2)
	Commodities	4,025.7	198.3	(219.4)	(388.3)	(336.2)	(105.4)
	US Dollars	13,200.0	164.9	(522.4)	(1,250.7)	363.9	(182.1)
	Euros	37.4	0.1	(0.2)	(0.5)	2.6	0.5
	Mexican Pesos	111.1	16.2	-	(0.1)	4.3	1.8

Imports of fixed assets		249.7	0.1	(14.6)	11.0	3.4	5.0
	US Dollars	249.7	0.1	(14.6)	11.0	3.4	5.0

Expenses		64.7	0.1	(4.2)	(25.6)	(0.1)	1.1
	US Dollars	64.7	0.1	(4.2)	(25.6)	(0.1)	1.1

Financial assets		(59.3)	-	(2.3)	13.7	-	-
	US Dollars	(59.3)	-	(2.3)	13.7	-	-
At December 31, 2023		17,629.3	379.7	(763.1)	(1,640.5)	37.9	(279.1)

Schedule of notional and fair value amounts per instrument and maturity

		Notional Value
Exposure	Risk	2025	2026	Total

Cost		16,219.0	90.2	16,309.2
	Commodities	4,936.8	90.2	5,027.0
	US Dollars	11,282.2	-	11,282.2

Imports of fixed assets		207.9	-	207.9
	US Dollars	207.9	-	207.9

Expenses		57.5	-	57.5
	US Dollars	57.5	-	57.5

		16,484.4	90.2	16,574.6

		Fair Value
Exposure	Risk	2025	2026	Total

Costs		997.7	(6.7)	991.0
	Commodities	(69.5)	(6.7)	(76.2)
	US Dollars	1,067.6	-	1,067.6
	Mexican Pesos	(0.4)	-	(0.4)

Imports of fixed assets		10.0	-	10.0
	US Dollars	10.0	-	10.0

Expenses		3.5	-	3.5
	US Dollars	3.5	-	3.5

Financial assets		2.7	-	2.7
	US Dollars	2.7	-	2.7
		1,013.9	(6.7)	1,007.2

Schedule of fair value measurement

	2024				2023

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Investment securities	1,170.5	-	-	1,170.5	277.2	-	-	277.2
Derivatives assets at fair value through profit and loss	2.7	-	-	2.7	-	-	-	-
Derivatives – operational hedges	21.3	1,194.6	-	1,215.9	53.4	326.3	-	379.7
	1,194.5	1,194.6	-	2,389.1	330.6	326.3	-	656.9
Financial liabilities
Put options granted on subsidiaries	-	-	1,184.2	1,184.2	-	-	2,791.1	2,791.1
Other liabilities	-	-	300.5	300.5	-	-	272.6	272.6
Derivatives liabilities at fair value through profit and loss	-	-	-	-	2.3	-	-	2.3
Derivatives – operational hedges	52.2	159.2	-	211.4	70.0	690.8	-	760.8
	52.2	159.2	1,484.7	1,696.1	72.3	690.8	3,063.7	3,826.8

Schedule of reconciliation of changes in the assets

Financial liabilities at December 31, 2023	3,063.7
Acquisitions of investments – exercise of options	(2,083.1)
Total gains and losses during the period	504.1
Losses/(gains) recognized in net income	217.9
Losses/(gains) recognized in equity	286.2
Financial liabilities at December 31, 2024	1,484.7

Schedule of detailed information about hedging instruments

	2024		2023
	Risk		Risk
	Interest rate	Amount in Brazilian Real	Interest rate	Amount in Brazilian Real
Brazilian Reais	7.8%	254.3	8.1%	243.2
Post fixed interest rate		254.3		243.2

Brazilian Reais	10.2%	2,245.0	10.1%	2,372.0
Other	13.0%	510.2	11.5%	405.6
US Dollars	8.0%	3.8	14.0%	-
Canadian Dollars	5.8%	439.4	5.6%	480.3
Pre-fixed interest rate		3,198.4		3,257.9

Schedule of types of market risk

Transaction	Risk	Fair value	Probable scenario	Adverse scenario	Remote scenario

Commodities hedges	Increases in commodities price	(76.2)	(37.2)	1,180.5	2,437.3
Input purchases		76.2	34.0	(1,247.5)	(2,571.2)
Foreign exchange hedges	Foreign currency increases	1,067.2	1,177.4	3,887.8	6,708.3
Input purchases		(1,067.2)	(1,203.2)	(4,983.8)	(8,898.4)
Cost effects		-	(29.0)	(1,163.0)	(2,324.0)

Foreign exchange hedges	Foreign currency increases	10.0	10.8	62.0	114.0
Capex purchases		(10.0)	(10.8)	(62.0)	(114.0)
Fixed asset effects		-	-	-	-

Foreign exchange hedges	Foreign currency increases	3.5	3.8	18.1	31.8
Expenses		(3.5)	(3.8)	(58.1)	(112.8)
Results of expense effects		-	-	(40.0)	(81.0)
		-	(29.0)	(1,203.0)	(2,405.0)

Schedule of liquidity risk and payables

	2024
	Carrying amount	Contractual cash flow	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	41,771.7	43,322.1	40,229.7	101.2	(30.3)	1,200.8	1,820.7
Secured bank loans	115.4	155.0	29.0	25.2	25.2	50.4	25.2
Other secured loans	372.2	502.1	160.5	147.6	125.8	14.4	53.8
Lease liabilities	2,965.1	3,470.2	1,319.8	1,003.7	569.1	348.0	229.6
	45,224.4	47,449.4	41,739.0	1,277.7	689.8	1,613.6	2,129.3

	2023
	Carrying amount	Contractual cash flow	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	36,817.8	38,453.7	35,522.5	439.9	10.6	808.6	1,672.1
Secured bank loans	126.5	177.8	26.7	25.2	25.2	50.4	50.4
Other secured loans	415.7	594.7	156.0	171.2	134.2	79.4	53.9
Lease liabilities	2,958.9	3,473.0	1,344.0	608.3	552.6	452.6	515.5
	40,318.9	42,699.2	37,049.2	1,244.6	722.6	1,390.9	2,291.8

(i)	Mainly includes amounts related to suppliers, taxes, fees and contributions payables, dividends and interest on equity payable, salaries and charges, put options related to the Company’s participation in subsidiaries and other liabilities, except for transactions with related parties.

Schedule of net debt of long term

	2024	2023
Debt details
Interest-bearing loans and borrowing current and non-current	3,452.7	3,501.1
(-) Current investment securities	(1,242.0)	(277.2)
(-) Cash and cash equivalents	(28,595.7)	(16,059.0)
Net debt/(cash)	(26,385.0)	(12,835.1)